Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2017
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 69% and 31%, respectively, in 2017 and 71% and 29%, respectively, in 2016.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

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The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient’s end of life as comfortable and pain-free as possible.  Hospice care is available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 95% of VITAS’ revenues are derived through the Medicare and Medicaid reimbursement programs.

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The Roto-Rooter segment provides plumbing, drain cleaning and water restoration services to residential and commercial accounts using the Roto-Rooter registered service marks. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

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We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

Segment data are set forth below (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Revenues by Type of Service
VITAS
Routine homecare	$935,913	$887,940	$865,145
Continuous care	124,557	138,025	150,802
General inpatient	90,472	97,580	99,439
Medicare cap	(2,682)	(228)	165
Total segment	1,148,260	1,123,317	1,115,551
Roto-Rooter
Plumbing repair and maintenance	219,516	197,280	188,065
Sewer and drain cleaning	151,667	145,699	142,562
Water restoration	82,272	50,229	38,163
Independent contractors	43,770	40,097	37,966
Other products and services	21,239	20,259	21,081
Total segment	518,464	453,564	427,837
Total service revenues and sales	$1,666,724	$1,576,881	$1,543,388
Aftertax Segment Earnings/(Loss)
VITAS	$57,645	$84,961	$93,346
Roto-Rooter	73,299	52,893	48,573
Total	130,944	137,854	141,919
Corporate	(32,767)	(29,111)	(31,645)
Net income	$98,177	$108,743	$110,274
Interest Income
VITAS	$12,044	$8,294	$7,740
Roto-Rooter	5,635	3,653	3,425
Total	17,679	11,947	11,165
Intercompany eliminations	(17,252)	(11,564)	(10,884)
Total interest income	$427	$383	$281
Interest Expense
VITAS	$188	$211	$200
Roto-Rooter	323	332	348
Total	511	543	548
Corporate	3,761	3,172	3,097
Total interest expense	$4,272	$3,715	$3,645

Income Tax Provision
VITAS	$16,436	$51,910	$56,675
Roto-Rooter	32,782	32,719	29,630
Total	49,218	84,629	86,305
Corporate	(30,478)	(16,318)	(16,453)
Total income tax provision	$18,740	$68,311	$69,852
Identifiable Assets
VITAS	$545,304	$542,142	$523,717
Roto-Rooter	294,663	261,641	255,192
Total	839,967	803,783	778,909
Corporate	80,059	76,276	73,416
Total identifiable assets	$920,026	$880,059	$852,325

	For the Years Ended December 31,
	2017	2016	2015
Additions to Long-Lived Assets
VITAS	$23,469	$22,000	$23,278
Roto-Rooter	45,386	17,709	26,476
Total	68,855	39,709	49,754
Corporate	483	63	995
Total additions to long-lived assets	$69,338	$39,772	$50,749
Depreciation and Amortization
VITAS	$18,630	$19,090	$19,547
Roto-Rooter	16,790	15,002	13,360
Total	35,420	34,092	32,907
Corporate	205	546	592
Total depreciation and amortization	$35,625	$34,638	$33,499